Variable Interest Entities - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Debt:
Current portion of long-term debt and short-term debt	$ 1,200,584		$ 1,241,108
Long-term interest bearing debt - non-current portion	1,344,281		1,294,719
Total liabilities	2,884,250		2,881,318
Statement of income
Interest expense	38,044	$ 53,728
Statement of cash flows
Repayments of short-term and long-term debt	(511,792)	(123,495)
Net debt receipts	511,375	14,824
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	39,987		34,947
Debt:
Current portion of long-term debt and short-term debt	1,003,234		963,005
Long-term interest bearing debt - non-current portion	678,223		617,124
Total liabilities	1,681,457		$ 1,580,129
Statement of income
Interest expense	20,026	35,892
Statement of cash flows
Repayments of short-term and long-term debt	(317,039)	(106,383)
Net debt receipts	416,375	14,824
Hilli | Variable Interest Entity, Primary Beneficiary
Statement of cash flows
Repayments of short-term and long-term debt	(266,822)	(39,297)
Net debt receipts	222,779	$ 0
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	55
Debt:
Current portion of long-term debt and short-term debt	119,079
Long-term interest bearing debt - non-current portion	0
Total liabilities	119,079
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	57
Debt:
Current portion of long-term debt and short-term debt	137,075
Long-term interest bearing debt - non-current portion	0
Total liabilities	137,075
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	67
Debt:
Current portion of long-term debt and short-term debt	118,172
Long-term interest bearing debt - non-current portion	0
Total liabilities	118,172
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	24
Debt:
Current portion of long-term debt and short-term debt	92,280
Long-term interest bearing debt - non-current portion	0
Total liabilities	92,280
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	0
Debt:
Current portion of long-term debt and short-term debt	10,442
Long-term interest bearing debt - non-current portion	86,199
Total liabilities	96,641
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	10,385
Debt:
Current portion of long-term debt and short-term debt	0
Long-term interest bearing debt - non-current portion	100,392
Total liabilities	100,392
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	5,157
Debt:
Current portion of long-term debt and short-term debt	8,088
Long-term interest bearing debt - non-current portion	79,131
Total liabilities	87,219
CSSC | Hilli | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	18,267
Debt:
Current portion of long-term debt and short-term debt	430,212
Long-term interest bearing debt - non-current portion	307,695
Total liabilities	737,907
CSSC | Golar Viking | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	4,175
Debt:
Current portion of long-term debt and short-term debt	87,886
Long-term interest bearing debt - non-current portion	0
Total liabilities	87,886
AVIC Agreement | Golar Bear | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	1,800
Debt:
Current portion of long-term debt and short-term debt	0
Long-term interest bearing debt - non-current portion	104,806
Total liabilities	$ 104,806